Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statements [Line Items]
Interest income	$ 274,356	$ 9,200	$ 29,779
Other income		22,041	177,996
Broker and investor relations	(2,666,972)	(292,622)	(48,901)
Depreciation	(6,248)		(8,854)
Employee benefits expense	(2,545,894)	(904,217)	(1,423,783)
Employee benefits expense – share based payments	(10,991,330)	(1,081,715)
Impairment reversal / (expense) – net	244,542	(2,101,321)	(15,316,813)
Interest expense	(225,019)
Legal fees	(1,073,889)	(74,077)
Marketing and public relations	(3,386,199)
Consulting fees	(834,229)	(396,986)	(12,500)
Corporate advisory fees	(5,831,478)	(931,850)
Share based payments – corporate advisory	(23,954,518)
Share based payments – technical services	(8,548)	(14,886)	(56,633)
Other expenses	(2,311,192)	(266,983)	(341,472)
Loss before tax	(53,316,618)	(6,033,416)	(16,988,681)
Income tax benefit
Loss for the year	(53,316,618)	(6,033,416)	(16,988,681)
Foreign currency (loss) / gain on translation of foreign operations	(35,540)	240	(16,377)
Changes in the fair value of equity investments at fair value through other comprehensive income	11,604	(124,419)	(757,517)
Total Comprehensive loss for the year attributable to owners of the parent	$ (53,340,554)	$ (6,157,595)	$ (17,762,575)
Earnings Per Share
Basic	$ (0.03)	$ (0.02)	$ (0.1)
Diluted	$ (0.03)	$ (0.02)	$ (0.1)
Previously Reported [Member]
Statements [Line Items]
Employee benefits expense		$ (1,985,932)
Other expenses		$ (1,669,896)